Summary of Significant Accounting Policies (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 23,371	$ 14,921